Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2023	$ 727,845	$ 727,688	$ 21,198	$ 359,280	$ (810)	$ 348,020	$ 157
Comprehensive income (loss) for the interim period
Profit for the interim period	88,663	88,421				88,421	242
Other comprehensive income (loss)	(430)	(368)			(368)		(62)
Total comprehensive income for the interim period	88,233	88,053			(368)	88,421	180
Dividends distributed to noncontrolling interests	(149)						(149)
Equity at end of period at Sep. 30, 2024	815,929	815,741	21,198	359,280	(1,178)	436,441	188
Equity at beginning of period at Dec. 31, 2024	842,033	841,915	21,198	359,280	(10,688)	472,125	118
Comprehensive income (loss) for the interim period
Profit for the interim period	78,547	78,409				78,409	138
Other comprehensive income (loss)	5,346	5,346			5,346
Total comprehensive income for the interim period	83,893	83,755			5,346	78,409	138
Equity at end of period at Sep. 30, 2025	$ 925,926	$ 925,670	$ 21,198	$ 359,280	$ (5,342)	$ 550,534	$ 256